Goodwill (Details)	1 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2014 CNY (¥)
Goodwill (Textual)
Goodwill			$ 7,239,936	$ 7,239,936
Zhong Chuan Shi Xun [Member]
Goodwill (Textual)
Percentage of ownership	100.00%	100.00%
Consideration	$ 7,391,894	¥ 48,000,000
Zhong Chuan Rui [Member]
Goodwill (Textual)
Identifiable net assets	151,958				¥ 963,000
Goodwill	$ 7,239,936